Capitalized Software	12 Months Ended
Dec. 31, 2020
Capitalized Software
Capitalized Software

5.           Capitalized Software

For the years ended December 31, 2020 and 2019 the Company capitalized $6,177,005 and $4,429,289, and recognized amortization expense of $3,991,553 and $2,919,006, respectively.

Estimated amortization expense for the years ending December 31, 2021 through December 31, 2023 is as follows:

Year:	Amortization Expense
2021	$4,195,131
2022	2,804,127
2023	1,055,109

Estimated amortization expense can be affected by various factors, including new software releases, acquisitions or divestitures of software and/or impairments.

The following represents capitalized software balances as of December 31, 2020 and 2019:

	2020			2019
		Accumulated			Accumulated
	Gross Amount	Amortization	Net Amount	Gross Amount	Amortization	Net Amount
Capitalized software	$18,638,249	$(10,583,882)	$8,054,367	$12,461,245	$(6,592,330)	$5,868,915